Share-based compensation - Schedule of Performance Criteria and Weight of Long Term Incentive Plans (Details)	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance plan criteria, percentage	100
Relative TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance plan criteria, percentage	30
Cash Conversion Rate % (3-year average)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance plan criteria, percentage	30
Technology Leadership Index
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance plan criteria, percentage	20
ESG Measures
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance plan criteria, percentage	20